Segmented Information - Schedule of External Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 37,840	$ 36,242
Fixed assets, net	8,173	8,293
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	37,840	36,242
Fixed assets, net	8,173	8,293
Operating Segments [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	18,911	16,698
Fixed assets, net	4,041	3,856
Operating Segments [Member] | North America [Member] | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	9,648	8,612
Fixed assets, net	1,860	1,686
Operating Segments [Member] | North America [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,870	4,253
Fixed assets, net	921	960
Operating Segments [Member] | North America [Member] | Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,393	3,833
Fixed assets, net	1,260	1,210
Operating Segments [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	14,295	15,431
Fixed assets, net	3,131	3,416
Operating Segments [Member] | Europe [Member] | Austria
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6,617	7,661
Fixed assets, net	737	771
Operating Segments [Member] | Europe [Member] | Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,800	3,989
Fixed assets, net	832	972
Operating Segments [Member] | Europe [Member] | Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,024	931
Fixed assets, net	307	274
Operating Segments [Member] | Europe [Member] | Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	695	610
Fixed assets, net	224	220
Operating Segments [Member] | Europe [Member] | Russia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	81	371
Fixed assets, net	0	110
Operating Segments [Member] | Europe [Member] | Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	351	331
Fixed assets, net	75	79
Operating Segments [Member] | Europe [Member] | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	343	344
Fixed assets, net	163	208
Operating Segments [Member] | Europe [Member] | Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	357	296
Fixed assets, net	223	237
Operating Segments [Member] | Europe [Member] | Turkey
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	305	293
Fixed assets, net	7	6
Operating Segments [Member] | Europe [Member] | France
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	381	262
Fixed assets, net	61	58
Operating Segments [Member] | Europe [Member] | Slovakia
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	206	204
Fixed assets, net	299	273
Operating Segments [Member] | Europe [Member] | Other Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	135	139
Fixed assets, net	203	208
Operating Segments [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,167	3,702
Fixed assets, net	940	965
Operating Segments [Member] | Asia Pacific [Member] | China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,901	3,534
Fixed assets, net	851	875
Operating Segments [Member] | Asia Pacific [Member] | India
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	228	147
Fixed assets, net	82	83
Operating Segments [Member] | Asia Pacific [Member] | Other Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	38	21
Fixed assets, net	7	7
Operating Segments [Member] | Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	467	411
Fixed assets, net	$ 61	$ 56